Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

18.    NET LOSS PER SHARE

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the year, without consideration for common share equivalents. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common share equivalents outstanding for the year determined using the treasury-stock method. For purposes of this calculation, common share warrants and stock options are considered to be common share equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following table sets forth the computation of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share:

	Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss	$(66,165)	$(45,726)
Adjustments to reconcile to net loss available to common stockholders:
Net loss – basic and diluted	$(66,165)	$(45,726)

Denominator:
Weighted-average common shares outstanding – basic and diluted	38,392,392	25,690,096
Net loss per common share – basic and diluted	$(1.72)	$(1.78)

The Company’s potentially dilutive securities, which include common stock warrants, stock options, and unvested restricted stock have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following potential common shares, presented based on amounts outstanding at December 31, 2022 and 2021, from the computation of diluted net loss per share attributable to common shareholders because including them would have had an anti-dilutive effect:

	December 31, 2022	December 31, 2021
Common stock warrants	17,840,951	17,840,951
SAMA earnout shares	570,211	570,211
Stock options	410,477	784,193
Unvested restricted share units	1,897,943	1,576,031
Total	20,719,582	20,771,386